SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized		Unlimited	Unlimited
Common stock, par value		$ 1.10	$ 1.10
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		25,000	25,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		3,000,000	3,000,000
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		Unlimited	Unlimited
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		21,000,000	21,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Prior Merger [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized		6,843,703
Prior Merger [Member] | Non Voting Common Shares [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized		8,000
Prior Merger [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		19,958
Prior Merger [Member] | Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		7,991,078
Prior Merger [Member] | Series A1 B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		3,167,474
Prior Merger [Member] | Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,258,521
Prior Merger [Member] | Series A3 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	[1]	46,000,000
Prior Merger [Member] | Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Post Merger [Member]
Class of Stock [Line Items]
Common stock, shares authorized		Unlimited
Common stock, par value		$ 1.10
Preferred stock, par value		$ 0
Preferred stock, shares authorized		Unlimited
Post Merger [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		25,000
Preferred stock, par value		$ 0.0001
Post Merger [Member] | Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.0001
Post Merger [Member] | Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		3,000,000
Preferred stock, par value		$ 0.0001
Post Merger [Member] | Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		Unlimited
Post Merger [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		21,000,000
Preferred stock, par value		$ 0.0001

[1]	Changed Series B Preferred Shares post-merger closing